Concentrations	12 Months Ended
Jun. 30, 2016
Receivables [Abstract]
Concentrations

Note 9.  Concentrations

For the three months ended June 30, 2016, four vendors represented 32%, 16%, 15% and 13% of the Company’s purchases..

For the year ended June 30, 2016, two vendors represented 28% and 14% of the Company’s purchases. For the year ended June 30, 2015, two vendors represented 31% and 19% of the Company’s purchases. For the year ended March 31, 2016, one vendor represented 10% of the Company’s purchases. For the period May 12, 2014 (Inception) through March 31, 2015, three vendors represented 46%, 17% and 10% of the Company’s purchases.